March 27, 2015
VIA EDGAR
The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Platinum Edge
Nationwide Life Insurance Company
SEC File No. 333-196863
CIK 0001127203
Ms. Naseem Nixon:
On behalf of the registrant, please accept this filing of Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for the offering of Flexible Purchase Payment Modified Guaranteed Annuity Contracts.
The purpose of this filing is to update all financial information as required by Form S-1. Other changes have also been made with the intent of clarifying the disclosure. These changes are noted in the electronic redlined copies. The materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).
We respectfully request an effective date of May 1, 2015. Please call me at (614) 677-6123 with your questions or comments.
Sincerely,
/s/ Ben Mischnick
Ben Mischnick
Assistant General Counsel
Nationwide Life Insurance Company